CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 553	$ 837
Restricted cash		271
Accounts receivable, net of credit losses of zero as of December 31, 2023 and 2022, respectively	40
Other current assets	964	962
Inventory	20	535
TOTAL CURRENT ASSETS	1,577	2,605
NON-CURRENT ASSETS:
Property and equipment, net	741	909
Restricted cash	28	34
Severance pay fund		200
Other assets	1,140
TOTAL NON-CURRENT ASSETS	1,909	1,143
TOTAL ASSETS	3,486	3,748
Accounts payable and accruals:
Trade	952	981
Other	3,307	3,727
Commitment to shareholder (see Note 17)		1,945
SAFE liability	16,059	26,282
Convertible loans	10,378	9,109
Current maturities of bridge loans	249
TOTAL CURRENT LIABILITIES	30,945	42,044
NON-CURRENT LIABILITIES
Accrued severance pay		408
Bridge loans	949
Redeemable crossover preferred shares - put option derivative	7,464
TOTAL LIABILITIES	39,358	42,452
Redeemable crossover preferred shares and incentive shares, par value NIS 0.01 per share; 2,800,000 and zero0 shares authorized as of December 31, 2023 and 2022; 1,850,147 and zero0 shares issued and outstanding at December 31, 2023 and 2022, respectively	31,618
SHAREHOLDERS’ CAPITAL DEFICIENCY:
Ordinary shares, par value NIS 0.01 per share; 40,000,000 shares authorized as of December 31, 2023 and 2022; 15,505,853 shares and 15,477,374 shares issued and outstanding at December 31, 2023 and 2022, respectively	39	39
Additional paid-in capital	76,245	71,376
Accumulated deficit	(143,774)	(110,119)
Total redeemable crossover preferred shares and capital deficiency	(67,490)	(38,704)
Total liabilities, net of capital deficiency	$ 3,486	$ 3,748